STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income
Interest income	$ 895	$ 3,035
Other income	109,875	124,533
Total income	110,770	127,568
Gain on sale of operating limited partnerships	7,329,288	1,497,946
Expenses and loss
Professional fees	94,020	129,691
Partnership management fee	387,480	619,730
General and administrative expenses	131,945	71,003
Operating expenses	613,445	820,424
NET INCOME (LOSS)	6,826,613	805,090
Net income (loss) allocated to general partner	17,066	2,012
Net income (loss) allocated to limited partner	$ 6,809,547	$ 803,078
Net income (loss) per BAC	$ 0.58	$ 0.07
Series 47
Income
Interest income	$ 221	$ 1,034
Other income	8,477	39,098
Total income	8,698	40,132
Gain on sale of operating limited partnerships	1,897,247	1,098,271
Expenses and loss
Professional fees	29,279	35,157
Partnership management fee	63,226	111,686
General and administrative expenses	35,455	21,994
Operating expenses	127,960	168,837
NET INCOME (LOSS)	1,777,985	969,566
Net income (loss) allocated to general partner	4,445	2,424
Net income (loss) allocated to limited partner	$ 1,773,540	$ 967,142
Net income (loss) per BAC	$ 0.51	$ 0.28
Series 48
Income
Interest income	$ 168	$ 1,070
Other income	7,418	25,694
Total income	7,586	26,764
Gain on sale of operating limited partnerships	676,000	61,500
Expenses and loss
Professional fees	27,104	32,571
Partnership management fee	36,808	52,830
General and administrative expenses	27,897	18,720
Operating expenses	91,809	104,121
NET INCOME (LOSS)	591,777	(15,857)
Net income (loss) allocated to general partner	1,479	(40)
Net income (loss) allocated to limited partner	$ 590,298	$ (15,817)
Net income (loss) per BAC	$ 0.26	$ (0.01)
Series 49
Income
Interest income	$ 506	$ 931
Other income	93,980	59,741
Total income	94,486	60,672
Gain on sale of operating limited partnerships	4,756,041	338,175
Expenses and loss
Professional fees	37,637	61,963
Partnership management fee	287,446	455,214
General and administrative expenses	68,593	30,289
Operating expenses	393,676	547,466
NET INCOME (LOSS)	4,456,851	(148,619)
Net income (loss) allocated to general partner	11,142	(372)
Net income (loss) allocated to limited partner	$ 4,445,709	$ (148,247)
Net income (loss) per BAC	$ 0.74	$ (0.02)